Guarantees and product warranty (Details) - USD ($) $ in Millions	Dec. 31, 2015	Feb. 28, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Related liability	$ 12		$ 12
Guarantor Obligations
Guarantees, maximum potential amount of future payments	681		740
Special-Purpose Company's assets in Consolidated Statement of Financial Position	1,211		1,086
Special-Purpose Company's liabilities in Consolidated Statement of Financial Position	1,210		1,085
Unused commitments and lines of credit for dealers	12,920		12,412
Unused commitments and lines of credit for customers	3,567		4,005
Caterpillar dealer performance guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	216		209
Customer loan guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	47		49
Supplier consortium performance guarantee
Guarantor Obligations
Guarantees, maximum potential amount of future payments	286		321
Third party logistics business guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	107		129
Other guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 25		$ 32
Third party logistics business, investment
Commitments and Contingencies Disclosure [Abstract]
Equity Method Investment, Percentage Sold		35.00%